JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 99.2%
Common Stocks — 82.1%
Aerospace & Defense — 2.9%
Boeing Co. (The) *	5	849
Howmet Aerospace, Inc. (a)	46	5,882
Northrop Grumman Corp.	3	1,492
TransDigm Group, Inc. (a)	3	4,007
		12,230
Air Freight & Logistics — 0.1%
FedEx Corp.	2	479
Banks — 3.1%
Bank of America Corp.	18	835
Fifth Third Bancorp (a)	74	3,264
Truist Financial Corp.	73	3,473
Wells Fargo & Co. (a)	72	5,675
		13,247
Beverages — 1.0%
Coca-Cola Co. (The)	18	1,159
Keurig Dr Pepper, Inc.	43	1,391
Monster Beverage Corp. *	14	650
PepsiCo, Inc.	7	1,066
		4,266
Biotechnology — 3.0%
AbbVie, Inc. (a)	19	3,511
Exact Sciences Corp. *	14	769
Neurocrine Biosciences, Inc. *	10	1,547
Regeneron Pharmaceuticals, Inc. *	4	2,545
Sarepta Therapeutics, Inc. *	17	2,004
Vertex Pharmaceuticals, Inc. * (a)	5	2,252
		12,628
Broadline Retail — 1.3%
Amazon.com, Inc. * (a)	23	5,377
Building Products — 1.3%
Carrier Global Corp.	7	491
Trane Technologies plc	14	5,045
		5,536
Capital Markets — 2.7%
Ameriprise Financial, Inc. (a)	8	4,509
Charles Schwab Corp. (The) (a)	41	3,391
CME Group, Inc.	2	431
Goldman Sachs Group, Inc. (The) (a)	5	3,112
		11,443
Chemicals — 0.6%
Air Products and Chemicals, Inc.	5	1,580

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Chemicals — continued
Linde plc	1	636
Sherwin-Williams Co. (The)	1	216
		2,432
Communications Equipment — 0.4%
Arista Networks, Inc. *	15	1,769
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	5	2,789
Consumer Finance — 0.5%
Capital One Financial Corp.	10	2,101
Consumer Staples Distribution & Retail — 0.3%
Maplebear, Inc. *	30	1,439
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	29	685
Electric Utilities — 3.0%
Entergy Corp. (a)	46	3,733
NextEra Energy, Inc. (a)	48	3,402
PG&E Corp.	67	1,043
Southern Co. (The) (a)	51	4,303
		12,481
Electrical Equipment — 0.9%
AMETEK, Inc.	7	1,244
Eaton Corp. plc	3	917
Emerson Electric Co.	12	1,584
		3,745
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	6	989
Energy Equipment & Services — 0.5%
Baker Hughes Co.	50	2,290
Entertainment — 1.6%
Walt Disney Co. (The)	23	2,652
Warner Bros Discovery, Inc. *	141	1,468
Warner Music Group Corp., Class A	83	2,638
		6,758
Financial Services — 8.9%
Affirm Holdings, Inc. *	35	2,153
Block, Inc. * (a)	77	6,976
Corpay, Inc. * (a)	18	6,844
Fidelity National Information Services, Inc. (a)	85	6,938
Jack Henry & Associates, Inc.	7	1,293
Mastercard, Inc., Class A (a)	15	8,187
WEX, Inc. * (a)	29	5,348
		37,739

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Food Products — 0.1%
Mondelez International, Inc., Class A	6	368
Ground Transportation — 1.3%
CSX Corp.	8	258
Norfolk Southern Corp.	10	2,596
Saia, Inc. *	1	530
Uber Technologies, Inc. *	4	256
XPO, Inc. *	15	2,022
		5,662
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. *	19	1,903
Edwards Lifesciences Corp. *	6	477
Medtronic plc	14	1,306
Stryker Corp.	7	2,686
		6,372
Health Care Providers & Services — 1.7%
Humana, Inc.	7	2,242
McKesson Corp.	1	485
UnitedHealth Group, Inc. (a)	8	4,359
		7,086
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	16	1,530
Ventas, Inc.	36	2,172
		3,702
Hotels, Restaurants & Leisure — 4.2%
Carnival Corp. *	105	2,900
Chipotle Mexican Grill, Inc. *	60	3,471
Darden Restaurants, Inc.	11	2,236
DoorDash, Inc., Class A *	9	1,762
Expedia Group, Inc. *	1	201
Hilton Worldwide Holdings, Inc.	6	1,487
McDonald's Corp.	10	2,874
Yum! Brands, Inc. (a)	21	2,735
		17,666
Household Durables — 0.1%
Lennar Corp., Class A	2	275
Millrose Properties, Inc., Class A ‡ *	1	10
		285
Household Products — 0.3%
Church & Dwight Co., Inc.	13	1,340
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	6	974

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Industrial Conglomerates — 0.7%
Honeywell International, Inc. (a)	14	3,086
Insurance — 5.4%
Aon plc, Class A	16	6,032
Arthur J Gallagher & Co. (a)	19	5,841
Chubb Ltd.	2	454
MetLife, Inc.	15	1,265
Principal Financial Group, Inc.	16	1,283
Progressive Corp. (The) (a)	21	5,109
Ryan Specialty Holdings, Inc.	30	2,021
Travelers Cos., Inc. (The)	2	609
		22,614
Interactive Media & Services — 1.7%
Meta Platforms, Inc., Class A (a)	9	6,049
Pinterest, Inc., Class A *	34	1,117
		7,166
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	46	3,806
MongoDB, Inc. *	3	680
		4,486
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	20	3,131
Thermo Fisher Scientific, Inc.	7	3,992
		7,123
Machinery — 1.3%
Deere & Co.	1	288
Ingersoll Rand, Inc.	30	2,829
Otis Worldwide Corp.	23	2,211
		5,328
Media — 0.1%
Charter Communications, Inc., Class A *	—	175
Comcast Corp., Class A	13	426
		601
Multi-Utilities — 2.4%
Ameren Corp.	29	2,733
CMS Energy Corp.	36	2,356
Dominion Energy, Inc.	43	2,397
NiSource, Inc.	68	2,560
		10,046
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	10	2,319
Chevron Corp.	9	1,336
ConocoPhillips	19	1,852

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Diamondback Energy, Inc.	6	911
EOG Resources, Inc.	5	655
EQT Corp.	16	813
Exxon Mobil Corp. (a)	13	1,440
TC Energy Corp. (Canada)	51	2,296
		11,622
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co. (a)	41	2,399
Elanco Animal Health, Inc. *	1	13
Johnson & Johnson	9	1,416
		3,828
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	9	1,160
Equifax, Inc.	5	1,267
		2,427
Residential REITs — 0.4%
American Homes 4 Rent, Class A	37	1,286
Equity LifeStyle Properties, Inc.	9	555
		1,841
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc. *	13	1,527
Analog Devices, Inc.	15	3,301
ASML Holding NV (Registered), NYRS (Netherlands)	4	2,729
Lam Research Corp.	8	663
Marvell Technology, Inc.	7	799
Microchip Technology, Inc. (a)	69	3,736
Micron Technology, Inc. (a)	26	2,408
NVIDIA Corp. (a)	34	4,051
NXP Semiconductors NV (China) (a)	18	3,773
ON Semiconductor Corp. *	52	2,721
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	21	4,318
Texas Instruments, Inc.	20	3,674
		33,700
Software — 4.8%
Cadence Design Systems, Inc. *	7	1,957
Crowdstrike Holdings, Inc., Class A *	3	1,027
Fair Isaac Corp. *	1	1,293
Microsoft Corp. (a)	11	4,532
Oracle Corp.	7	1,187
PTC, Inc. *	2	471
Roper Technologies, Inc.	1	711
Salesforce, Inc. (a)	16	5,543

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Software — continued
ServiceNow, Inc. *	1	1,483
Synopsys, Inc. *	4	1,985
		20,189
Specialized REITs — 0.7%
American Tower Corp.	1	267
Digital Realty Trust, Inc.	17	2,732
		2,999
Specialty Retail — 4.2%
AutoZone, Inc. *	1	1,997
Best Buy Co., Inc.	32	2,797
Burlington Stores, Inc. * (a)	14	4,016
Lowe's Cos., Inc. (a)	19	4,984
O'Reilly Automotive, Inc. * (a)	1	1,496
Ross Stores, Inc.	17	2,521
		17,811
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co. (a)	140	2,965
Seagate Technology Holdings plc	19	1,815
Western Digital Corp. * (a)	38	2,497
		7,277
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	—	351
Total Common Stocks (Cost $284,595)		346,373
Short-Term Investments — 17.1%
Investment Companies — 17.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (b) (c)(Cost $72,050)	72,028	72,056
Total Long Positions (Cost $356,645)		418,429
Short Positions — (78.6)%
Common Stocks — (78.6)%
Aerospace & Defense — (1.5)%
General Dynamics Corp.	(5)	(1,341)
Huntington Ingalls Industries, Inc.	(7)	(1,379)
L3Harris Technologies, Inc.	(8)	(1,642)
Lockheed Martin Corp.	(4)	(2,008)
		(6,370)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(9)	(983)
Automobiles — (0.5)%
Ford Motor Co.	(101)	(1,016)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Automobiles — continued
General Motors Co.	(19)	(929)
Harley-Davidson, Inc.	(10)	(277)
(2,222)
Banks — (2.0)%
Citizens Financial Group, Inc.	(55)	(2,620)
Huntington Bancshares, Inc.	(191)	(3,292)
KeyCorp	(142)	(2,548)
(8,460)
Beverages — (0.8)%
Brown-Forman Corp., Class B	(9)	(303)
Brown-Forman Corp., Class A	(8)	(253)
Molson Coors Beverage Co., Class B	(48)	(2,620)
(3,176)
Biotechnology — (1.4)%
Amgen, Inc.	(9)	(2,743)
Gilead Sciences, Inc.	(27)	(2,587)
Moderna, Inc. *	(16)	(619)
(5,949)
Building Products — (0.9)%
Johnson Controls International plc	(49)	(3,846)
Capital Markets — (4.8)%
Bank of New York Mellon Corp. (The)	(11)	(914)
Blackrock, Inc.	(3)	(3,675)
Cboe Global Markets, Inc.	(9)	(1,806)
Coinbase Global, Inc., Class A *	(1)	(419)
FactSet Research Systems, Inc.	(5)	(2,121)
Franklin Resources, Inc.	(148)	(3,291)
LPL Financial Holdings, Inc.	(3)	(1,113)
Moody's Corp.	(8)	(4,198)
State Street Corp.	(28)	(2,820)
(20,357)
Chemicals — (0.3)%
Eastman Chemical Co.	(12)	(1,248)
Commercial Services & Supplies — (2.1)%
Cintas Corp.	(14)	(2,797)
Republic Services, Inc.	(8)	(1,761)
Veralto Corp.	(10)	(985)
Waste Management, Inc.	(15)	(3,295)
(8,838)
Communications Equipment — (1.0)%
Cisco Systems, Inc.	(68)	(4,125)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Finance — (0.5)%
American Express Co.	(7)	(2,099)
Consumer Staples Distribution & Retail — (3.5)%
Dollar General Corp.	(35)	(2,483)
Kroger Co. (The)	(35)	(2,131)
Sysco Corp.	(106)	(7,757)
Target Corp.	(14)	(1,939)
Walgreens Boots Alliance, Inc.	(26)	(263)
(14,573)
Containers & Packaging — (0.6)%
Ball Corp.	(4)	(213)
International Paper Co.	(43)	(2,409)
(2,622)
Diversified Telecommunication Services — (0.3)%
Verizon Communications, Inc.	(35)	(1,378)
Electric Utilities — (4.0)%
American Electric Power Co., Inc.	(49)	(4,834)
Duke Energy Corp.	(19)	(2,097)
Eversource Energy	(50)	(2,892)
Exelon Corp.	(35)	(1,400)
FirstEnergy Corp.	(89)	(3,516)
Pinnacle West Capital Corp.	(10)	(892)
PPL Corp.	(39)	(1,321)
(16,952)
Electrical Equipment — (0.6)%
Acuity Brands, Inc.	(3)	(929)
Rockwell Automation, Inc.	(5)	(1,404)
(2,333)
Electronic Equipment, Instruments & Components — (0.5)%
Corning, Inc.	(41)	(2,143)
Energy Equipment & Services — (0.4)%
Halliburton Co.	(70)	(1,823)
Entertainment — (1.2)%
Electronic Arts, Inc.	(12)	(1,526)
Netflix, Inc. *	(4)	(3,402)
(4,928)
Financial Services — (2.3)%
Fiserv, Inc. *	(3)	(565)
PayPal Holdings, Inc. *	(56)	(5,003)
Voya Financial, Inc.	(33)	(2,382)
Western Union Co. (The)	(156)	(1,608)
(9,558)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Food Products — (0.7)%
Conagra Brands, Inc.	(21)	(547)
Kraft Heinz Co. (The)	(82)	(2,441)
(2,988)
Gas Utilities — (0.2)%
National Fuel Gas Co.	(11)	(794)
Ground Transportation — (0.3)%
Heartland Express, Inc.	(33)	(379)
Old Dominion Freight Line, Inc.	(5)	(881)
(1,260)
Health Care Equipment & Supplies — (1.1)%
Abbott Laboratories	(8)	(964)
Dentsply Sirona, Inc.	(48)	(959)
Zimmer Biomet Holdings, Inc.	(24)	(2,623)
(4,546)
Health Care Providers & Services — (2.5)%
Centene Corp. *	(22)	(1,415)
Cigna Group (The)	(4)	(1,264)
Elevance Health, Inc.	(5)	(1,785)
Guardant Health, Inc. *	(29)	(1,368)
Henry Schein, Inc. *	(30)	(2,353)
Labcorp Holdings, Inc.	(2)	(470)
Molina Healthcare, Inc. *	(6)	(1,952)
(10,607)
Hotels, Restaurants & Leisure — (1.1)%
Airbnb, Inc., Class A *	(5)	(598)
Choice Hotels International, Inc.	(13)	(1,868)
Starbucks Corp.	(21)	(2,303)
(4,769)
Household Durables — (0.1)%
DR Horton, Inc.	(1)	(210)
NVR, Inc. *	—	(361)
(571)
Household Products — (0.1)%
Colgate-Palmolive Co.	(2)	(179)
Kimberly-Clark Corp.	(1)	(151)
(330)
Insurance — (5.3)%
Aflac, Inc.	(24)	(2,619)
Allstate Corp. (The)	(22)	(4,205)
American International Group, Inc.	(48)	(3,494)
Globe Life, Inc.	(15)	(1,843)
Hartford Financial Services Group, Inc. (The)	(13)	(1,484)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Kinsale Capital Group, Inc.	(4)	(1,816)
RenaissanceRe Holdings Ltd. (Bermuda)	(12)	(2,685)
Willis Towers Watson plc	(4)	(1,348)
WR Berkley Corp.	(47)	(2,764)
(22,258)
Interactive Media & Services — (0.3)%
Alphabet, Inc., Class C	(5)	(1,078)
IT Services — (2.7)%
Accenture plc (Ireland), Class A	(3)	(1,389)
Infosys Ltd. (India)	(84)	(1,840)
International Business Machines Corp.	(31)	(7,903)
Shopify, Inc. (Canada), Class A *	(4)	(464)
(11,596)
Life Sciences Tools & Services — (1.7)%
Bruker Corp.	(45)	(2,638)
Danaher Corp.	(1)	(194)
Revvity, Inc.	(23)	(2,874)
Waters Corp. *	(3)	(1,305)
(7,011)
Machinery — (2.4)%
Caterpillar, Inc.	(2)	(584)
Donaldson Co., Inc.	(40)	(2,808)
IDEX Corp.	(3)	(633)
Illinois Tool Works, Inc.	(17)	(4,472)
Snap-on, Inc.	(2)	(866)
Stanley Black & Decker, Inc.	(9)	(806)
(10,169)
Media — (2.6)%
Fox Corp., Class A	(156)	(7,994)
Interpublic Group of Cos., Inc. (The)	(107)	(3,064)
(11,058)
Multi-Utilities — (1.1)%
CenterPoint Energy, Inc.	(47)	(1,526)
Consolidated Edison, Inc.	(35)	(3,300)
(4,826)
Office REITs — (0.0)% ^
Orion Office REIT, Inc.	—	—
Oil, Gas & Consumable Fuels — (2.5)%
APA Corp.	(25)	(553)
Enbridge, Inc. (Canada)	(50)	(2,177)
Kinder Morgan, Inc.	(54)	(1,482)
Occidental Petroleum Corp.	(50)	(2,330)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
ONEOK, Inc.	(15)	(1,416)
Phillips 66	(11)	(1,281)
Valero Energy Corp.	(10)	(1,302)
(10,541)
Passenger Airlines — (0.0)% ^
Southwest Airlines Co.	(6)	(178)
Pharmaceuticals — (2.3)%
Eli Lilly & Co.	(4)	(3,470)
Merck & Co., Inc.	(23)	(2,224)
Pfizer, Inc.	(64)	(1,686)
Zoetis, Inc.	(14)	(2,472)
(9,852)
Professional Services — (3.4)%
Automatic Data Processing, Inc.	(6)	(1,824)
Dayforce, Inc. *	(41)	(2,933)
Paychex, Inc.	(17)	(2,432)
Paycom Software, Inc.	(16)	(3,351)
Robert Half, Inc.	(11)	(722)
TransUnion	(12)	(1,226)
Verisk Analytics, Inc.	(7)	(1,999)
(14,487)
Residential REITs — (0.3)%
Mid-America Apartment Communities, Inc.	(7)	(1,151)
Retail REITs — (1.3)%
NNN REIT, Inc.	(54)	(2,119)
Realty Income Corp.	(22)	(1,240)
Simon Property Group, Inc.	(12)	(2,074)
(5,433)
Semiconductors & Semiconductor Equipment — (6.9)%
Applied Materials, Inc.	(57)	(10,290)
ARM Holdings plc *	(32)	(5,047)
Intel Corp.	(152)	(2,959)
KLA Corp.	(2)	(1,283)
Monolithic Power Systems, Inc.	(1)	(871)
QUALCOMM, Inc.	(30)	(5,225)
Teradyne, Inc.	(29)	(3,301)
(28,976)
Software — (2.0)%
Adobe, Inc. *	(2)	(638)
Bill Holdings, Inc. *	(21)	(2,031)
Intuit, Inc.	(1)	(754)
Workday, Inc., Class A *	(18)	(4,828)
(8,251)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Specialized REITs — (0.6)%
Extra Space Storage, Inc.	(8)	(1,200)
Iron Mountain, Inc.	(15)	(1,535)
(2,735)
Specialty Retail — (2.3)%
Home Depot, Inc. (The)	(11)	(4,730)
TJX Cos., Inc. (The)	(14)	(1,731)
Ulta Beauty, Inc. *	(3)	(1,342)
Williams-Sonoma, Inc.	(9)	(1,813)
(9,616)
Technology Hardware, Storage & Peripherals — (3.8)%
Apple, Inc.	(18)	(4,205)
HP, Inc.	(154)	(4,990)
NetApp, Inc.	(54)	(6,654)
(15,849)
Textiles, Apparel & Luxury Goods — (0.8)%
NIKE, Inc., Class B	(44)	(3,358)
Trading Companies & Distributors — (0.8)%
Fastenal Co.	(46)	(3,356)
Total Common Stocks (Proceeds $(319,974))		(331,627)
Total Short Positions (Proceeds $(319,974))		(331,627)
Total Investments — 20.6% (Cost $36,671)		86,802
Other Assets Less Liabilities — 79.4%		334,931
Net Assets — 100.0%		421,733

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $59,911.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(54)	03/21/2025	USD	(16,373)	171

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$12,230	$—	$—	$12,230
Air Freight & Logistics	479	—	—	479
Banks	13,247	—	—	13,247
Beverages	4,266	—	—	4,266
Biotechnology	12,628	—	—	12,628
Broadline Retail	5,377	—	—	5,377
Building Products	5,536	—	—	5,536
Capital Markets	11,443	—	—	11,443
Chemicals	2,432	—	—	2,432
Communications Equipment	1,769	—	—	1,769
Construction Materials	2,789	—	—	2,789
Consumer Finance	2,101	—	—	2,101
Consumer Staples Distribution & Retail	1,439	—	—	1,439
Diversified Telecommunication Services	685	—	—	685
Electric Utilities	12,481	—	—	12,481
Electrical Equipment	3,745	—	—	3,745
Electronic Equipment, Instruments & Components	989	—	—	989
Energy Equipment & Services	2,290	—	—	2,290
Entertainment	6,758	—	—	6,758
Financial Services	37,739	—	—	37,739
Food Products	368	—	—	368
Ground Transportation	5,662	—	—	5,662
Health Care Equipment & Supplies	6,372	—	—	6,372
Health Care Providers & Services	7,086	—	—	7,086
Health Care REITs	3,702	—	—	3,702
Hotels, Restaurants & Leisure	17,666	—	—	17,666
Household Durables	275	—	10	285
Household Products	1,340	—	—	1,340
Independent Power and Renewable Electricity Producers	974	—	—	974
Industrial Conglomerates	3,086	—	—	3,086
Insurance	22,614	—	—	22,614
Interactive Media & Services	7,166	—	—	7,166
IT Services	4,486	—	—	4,486
Life Sciences Tools & Services	7,123	—	—	7,123
Machinery	5,328	—	—	5,328
Media	601	—	—	601
Multi-Utilities	10,046	—	—	10,046
Oil, Gas & Consumable Fuels	11,622	—	—	11,622
Pharmaceuticals	3,828	—	—	3,828
Professional Services	2,427	—	—	2,427
Residential REITs	1,841	—	—	1,841
Semiconductors & Semiconductor Equipment	33,700	—	—	33,700
Software	20,189	—	—	20,189
Specialized REITs	2,999	—	—	2,999

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$17,811	$—	$—	$17,811
Technology Hardware, Storage & Peripherals	7,277	—	—	7,277
Trading Companies & Distributors	351	—	—	351
Total Common Stocks	346,363	—	10	346,373
Short-Term Investments
Investment Companies	72,056	—	—	72,056
Total Investments in Securities	$418,419	$—	$10	$418,429
Liabilities
Common Stocks	$(331,627)	$—	$—	$(331,627)
Total Liabilities in Securities Sold Short	$(331,627)	$—	$—	$(331,627)
Appreciation in Other Financial Instruments
Futures Contracts	$171	$—	$—	$171

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	$86,511	$146,794	$161,248	$(1)	$— (c)	$72,056	72,028	$841	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
(c)	Amount rounds to less than one thousand.